EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2024	Dec. 31, 2023
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.58%	4.63%
Health treatment - rate assumed next year	4.76%	4.84%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.26%	3.26%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.62%	4.92%
Health treatment - rate assumed next year	8.40%	7.60%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	4.40%	4.50%